DISAGGREGATION OF REVENUES (Tables)	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Disaggregation Of Revenues
SCHEDULE OF REVENUES GENERATED FROM DIFFERENT REVENUE STREAMS

Revenues generated from different revenue streams consist of the following:

	For the Six Months Ended
	May 31,
	2024	2023
Real estate sales	$238,764,603	$290,936,895
Rental revenue	894,830	671,446
Real estate brokerage revenue	39,049	47,303
Total	$239,698,482	$291,655,644

Revenues generated from different revenue streams consist of the following:

	For the Years Ended
	November 30,
	2023	2022	2021
Real estate sales	$476,294,249	$471,984,562	$308,156,934
Rental revenue	1,224,503	757,606	931,849
Real estate brokerage revenue	81,077	116,817	289,336
Total	$477,599,829	$472,858,985	$309,378,119

SCHEDULE OF CHANGES IN DEFERRED REVENUE

Changes in the Company’s deferred revenue, which was included in other liabilities in the unaudited consolidated balance sheets, for the six months ended May 31, 2024 and 2023 were presented in the following table:

	For the Six Months Ended
	May 31,
	2024	2023
Deferred revenues as of the beginning of the period	$61,235	$88,276
Net cash received in advance during the period	565,052	239,405
Revenue recognized (consumption tax included) from opening balance of deferred revenue	(61,235)	(88,276)
Revenue recognized (consumption tax included) from deferred revenue arising during current period	(270,477)	(1,726)
Foreign exchange effect	(13,400)	(10,117)
Deferred revenue as of the end of the period	$281,175	$227,562

Changes in the Company’s deferred revenue, which was included in other liabilities in the consolidated balance sheets, for the years ended November 30, 2023, 2022 and 2021 were presented in the following table:

	November 30,	November 30,	November 30,
	2023	2022	2021
Deferred revenue as of the beginning of the year	$88,276	$129,720	$140,488
Net cash received in advance during the year	1,475,446	518,912	249,422
Revenue recognized (consumption tax included) from opening balance of deferred revenue	(91,890)	(113,247)	(65,726)
Revenue recognized (consumption tax included) from deferred revenue arising during the year	(1,410,653)	(424,088)	(183,486)
Foreign exchange effect	56	(23,021)	(10,978)
Deferred revenue as of the end of the year	$61,235	$88,276	$129,720